Document and Entity Information	Nov. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	SENSEONICS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37717
Entity Tax Identification Number	47-1210911
Entity Address, Address Line One	20451 Seneca Meadows Parkway
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20876-7005
City Area Code	301
Local Phone Number	515-7260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SENS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001616543
Amendment Flag	false